Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2016
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2015	2016

Prepayment of advertising fees	$209,778	$492,672
Advertising deposit	196,290	172,985
Advances to suppliers	1,272,519	701,033
VAT refund receivable	68,429	174,542
Interest receivable (i)	65	237,013
Prepayment of office rental	170,536	524,805
Advances to Yinglibao	-	582,440
Advances to employees	331,095	747,000
Amounts due from equity method investee	212,904	-
Advances to consulting service fees	-	171,052
Insurance receivable (Note 23)	-	3,000,000
Consideration receivable	-	166,907
Other current assets	1,027,031	1,270,593
	$3,488,647	$8,241,042

(i)	The Group launched Qiribao, which is a new product on the wealth management platform (Yinglibao), in July 2016. Once an investor commits funds through the platform of Yinglibao to invest Qiribao, his funds are reinvested by the Group to purchase the held-to-maturity securities. Interest receivable derived from the held-to-maturity securities purchased by the Group. Due to the compliance requirement and our strategy, the Group will terminate the purchase of Qiribao starting on April 10, 2017, and all the held-to-maturity securities will be redeemed by the end of June 30, 2017.